Condensed consolidated statement of changes in equity (Parenthetical) - GBP (£) £ in Millions, shares in Millions	1 Months Ended				6 Months Ended		12 Months Ended
	Jul. 31, 2024	Jun. 30, 2024	Jan. 31, 2024	May 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
UBIDAC
Recycled to profit or loss on disposal of businesses						£ 305.0
Other statutory reserves
Capital redemption reserve		£ 2,918.0			£ 2,918.0	2,338.0
Value of own shares held		£ 915.0			£ 915.0	540.0
Foreign exchange reserve | UBIDAC
Recycled to profit or loss on disposal of businesses						£ 305.0
On Market Share Buyback Programme
Number of shares repurchased and cancelled					161.9	301.4
Consideration for shares repurchased					£ 410.8	£ 804.2
On Market Share Buyback Programme | Retained earnings
Number of shares repurchased and cancelled							2.3
Consideration for shares repurchased			£ 4.9
On Market Share Buyback Programme | Settlement and cancellation of own shares
Number of shares repurchased and cancelled	2.2
Consideration for shares repurchased	£ 6.8
HM Treasury
Consideration for shares repurchased					£ 1,200.0	£ 1,300.0
Number of shares repurchased		392.4		469.2
Purchase price per share		£ 3.162		£ 2.684
Number of treasury stock, shares cancelled					222.4	336.2
Value of treasury shares cancelled					£ 706.9	£ 906.9
Own shares held		170.0			170.0	133.0
Value of own shares held		£ 540.2			£ 540.2	£ 358.8